ck
915127

07044942

RECD S.E.C.
FEB 2 1 2007
1086

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

CERTAMX

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

February 21, 2007

1-33323

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street NE
Washington DC 20549

Dear Mr. Johnson:

This is to certify that on February 21, 2007, the American Stock Exchange, Inc. (the "Exchange") received from PHC, Inc. (the "Registrant") a copy of the Registrant's application on Form 8A 12 B for the registration of the following securities:

Class A Common Stock, $.01 par value per share

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

PROCESSED
FEB 2 3 2007
THOMSON
FINANCIAL

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

END

NR